Document and Entity Information	12 Months Ended
Oct. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	FuelCell Energy, Inc.
Entity Central Index Key	0000886128
Amendment Flag	false